Label	Element	Value
Prospectus Summary | NYLI WMC Small Companies Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	NYLI WMC Small Companies Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	77.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies within the collective range of the Russell 2000® Index and Russell Microcap Index. As of December 31, 2025, companies in the Russell 2000® Index had market capitalizations ranging from $1.3 million to $31.3 billion and the Russell Microcap Index had market capitalizations ranging from $4.9 million to $7.4 billion.

The Fund may also invest up to 10% of its net assets in securities of foreign issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Fund’s subadvisor (the “Subadvisor”), seeks to construct a broadly diversified portfolio across sectors and industries. The Subadvisor predominantly employs a bottom-up fundamental research approach across sectors to identify companies with potential positive changes in their business that the Subadvisor believes may lead to outperformance, while seeking to limit exposure to risk. However, with respect to the biotechnology and pharmaceutical industries, the Subadvisor relies upon a quantitative process to manage the Fund’s exposure. The Subadvisor also seeks to minimize the Fund’s exposure to risk by diversifying the Fund’s investments over securities issued across various industries and sectors. The Subadvisor may consider selling a security if valuation and sentiment indicators suggest the inflection point is being embraced and/or fully valued by the market or if the investment thesis is impaired or no longer valid. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies within the collective range of the Russell 2000® Index and Russell Microcap Index. As of December 31, 2025, companies in the Russell 2000® Index had market capitalizations ranging from $1.3 million to $31.3 billion and the Russell Microcap Index had market capitalizations ranging from $4.9 million to $7.4 billion.The Fund may also invest up to 10% of its net assets in securities of foreign issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. Investment Process: Wellington Management Company LLP, the Fund’s subadvisor (the “Subadvisor”), seeks to construct a broadly diversified portfolio across sectors and industries. The Subadvisor predominantly employs a bottom-up fundamental research approach across sectors to identify companies with potential positive changes in their business that the Subadvisor believes may lead to outperformance, while seeking to limit exposure to risk. However, with respect to the biotechnology and pharmaceutical industries, the Subadvisor relies upon a quantitative process to manage the Fund’s exposure. The Subadvisor also seeks to minimize the Fund’s exposure to risk by diversifying the Fund’s investments over securities issued across various industries and sectors. The Subadvisor may consider selling a security if valuation and sentiment indicators suggest the inflection point is being embraced and/or fully valued by the market or if the investment thesis is impaired or no longer valid. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	nylim.com/funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter
2020, Q4	27.52%
Worst Quarter
2020, Q1	-33.94%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Prospectus Summary | NYLI WMC Small Companies Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below. The relative significance of each principal risk summarized below may change over time.

Prospectus Summary | NYLI WMC Small Companies Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Fund.
Prospectus Summary | NYLI WMC Small Companies Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI WMC Small Companies Fund | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares and adversely affect the Fund and its investments.

Prospectus Summary | NYLI WMC Small Companies Fund | Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The quantitative screening performed by the Subadvisor, and the securities selected based on the screening, may not perform as expected. The quantitative screening may adversely affect the Fund's performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund's performance will reflect, in part, the Subadvisor's ability to make active qualitative decisions. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Prospectus Summary | NYLI WMC Small Companies Fund | Micro-Cap, Small-Cap and Mid-Cap Stock Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Micro-Cap, Small-Cap and Mid-Cap Stock Risk: The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of small-capitalization and mid-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than those of other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become. As a result, stocks of micro-capitalization companies share the same risks as stocks of small-capitalization and mid-capitalization companies, however these risks are more pronounced, including that the changes in stock price of micro-capitalization companies can be more sudden or erratic than stock prices of other larger capitalization stocks, especially over the short term.

Prospectus Summary | NYLI WMC Small Companies Fund | Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI WMC Small Companies Fund | Growth Stock Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Prospectus Summary | NYLI WMC Small Companies Fund | Value Stock Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Prospectus Summary | NYLI WMC Small Companies Fund | Foreign Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Fund may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Prospectus Summary | NYLI WMC Small Companies Fund | Russell 3000® Index1
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index1	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%
Prospectus Summary | NYLI WMC Small Companies Fund | Russell 2000® Index2
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 2000® Index2	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.62%
Prospectus Summary | NYLI WMC Small Companies Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.20%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 666
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	910
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,173
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,925
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.28%
Performance Inception Date	oef_PerfInceptionDate	Jan. 02, 2004
Prospectus Summary | NYLI WMC Small Companies Fund | Investor Class
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.57%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.14%)	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.48%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 643
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,325
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,315
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.99%
Performance Inception Date	oef_PerfInceptionDate	Feb. 28, 2008
Prospectus Summary | NYLI WMC Small Companies Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.57%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.37%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.14%)	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.23%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 326
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	726
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,253
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,509
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	726
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,253
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,509
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.80%
Performance Inception Date	oef_PerfInceptionDate	Dec. 30, 2002
Prospectus Summary | NYLI WMC Small Companies Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.95%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,166
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	27.52%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(33.94%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.15%
Annual Return [Percent]	oef_AnnlRtrPct	16.02%
Annual Return [Percent]	oef_AnnlRtrPct	15.62%
Annual Return [Percent]	oef_AnnlRtrPct	(16.39%)
Annual Return [Percent]	oef_AnnlRtrPct	17.69%
Annual Return [Percent]	oef_AnnlRtrPct	10.04%
Annual Return [Percent]	oef_AnnlRtrPct	16.84%
Annual Return [Percent]	oef_AnnlRtrPct	(19.01%)
Annual Return [Percent]	oef_AnnlRtrPct	9.44%
Annual Return [Percent]	oef_AnnlRtrPct	17.70%
Annual Return [Percent]	oef_AnnlRtrPct	12.69%
Performance Inception Date	oef_PerfInceptionDate	Jan. 12, 1987
Prospectus Summary | NYLI WMC Small Companies Fund | Class I | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.52%
Prospectus Summary | NYLI WMC Small Companies Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.17%

[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
[3]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
[4]	The management fee is as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion; and 0.75% on assets over $2 billion.
[5]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.